Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Trade and Other Receivables

	2022	2021
	US$M	US$M
Trade receivables	4,411	4,450
Other receivables 1	1,168	1,946

Total	5,579	6,396

Comprising:
Current	5,426	6,059
Non-current	153	337

1	Other receivables mainly relate to indirect tax refunds and receivables from joint venture partners.